Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
- Premises and Equipment

The components of premises and equipment at
December
31,
2020
and
2019
are as follows (in thousands):

	2020	2019
Land and land improvements	$292	$292
Buildings	1,553	1,695
Leasehold improvements	564	441
Furniture, fixtures and equipment	1,827	1,444
	4,236	3,872
Accumulated depreciation	(1,895)	(1,646)
Premises and equipment, net	$2,341	$2,226

Depreciation expense for the years ended
December 31, 2020
and
2019
amounted to approximately
$249,000
and
$200,000,
respectively.